Acquisitions - Landmark (Details) - USD ($) $ in Thousands		12 Months Ended
	May. 01, 2014	Dec. 31, 2015	Dec. 28, 2014	Dec. 29, 2013
Business Acquisition [Line Items]
Net cash		$ 74,959	$ 279,833	$ 2,550,410
Goodwill		$ 3,561,812	$ 3,918,136	$ 3,815,196
Landmark Acquisition Distributed in Spin-off
Business Acquisition [Line Items]
Cash	$ 28,983
Cash acquired	(2)
Net cash	28,981
Accounts receivable and other current assets	2,942
Property and equipment	560
Accounts payable and other current liabilities	(3,961)
Total identifiable net assets	16,041
Goodwill	12,940
Total net assets acquired	$ 28,981
Definite-lived intangible assets useful life, years	15 years
Trade names and trademarks | Landmark Acquisition Distributed in Spin-off
Business Acquisition [Line Items]
Intangible assets subject to amortization	$ 7,500
Definite-lived intangible assets useful life, years	20 years
Advertiser Relationships | Landmark Acquisition Distributed in Spin-off
Business Acquisition [Line Items]
Intangible assets subject to amortization	$ 6,500
Definite-lived intangible assets useful life, years	12 years
Customer relationships | Landmark Acquisition Distributed in Spin-off
Business Acquisition [Line Items]
Intangible assets subject to amortization	$ 2,500
Definite-lived intangible assets useful life, years	7 years